POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Pension and Other Postretirement Benefits Disclosure
NOTE 9
POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN
We offer various postretirement benefits to our employees.
Defined Contribution Retirement Plans
We have defined contribution plans which cover the majority of our U.S. employees, as well as employees in certain other countries. These plans are fully funded. We generally make contributions to participants' accounts based on individual base salaries and years of service. Total global defined contribution expense was $314, $353 and $347 in 2013, 2012 and 2011, respectively.
The primary U.S. defined contribution plan (the U.S. DC plan) comprises the majority of the expense for the Company's defined contribution plans. For the U.S. DC plan, the contribution rate is set annually. Total contributions for this plan approximated 15% of total participants' annual wages and salaries in 2013, 2012 and 2011.
We maintain The Procter & Gamble Profit Sharing Trust (Trust) and Employee Stock Ownership Plan (ESOP) to provide a portion of the funding for the U.S. DC plan and other retiree benefits (described below). Operating details of the ESOP are provided at the end of this Note. The fair value of the ESOP Series A shares allocated to participants
Defined Benefit Retirement Plans and Other Retiree Benefits
We offer defined benefit retirement pension plans to certain employees. These benefits relate primarily to local plans outside the U.S. and, to a lesser extent, plans assumed in previous acquisitions covering U.S. employees.
We also provide certain other retiree benefits, primarily health care and life insurance, for the majority of our U.S. employees who become eligible for these benefits when they meet minimum age and service requirements. Generally, the health care plans require cost sharing with retirees and pay a stated percentage of expenses, reduced by deductibles and other coverages. These benefits are primarily funded by ESOP Series B shares and certain other assets contributed by the Company.
Obligation and Funded Status. The following provides a reconciliation of benefit obligations, plan assets and funded status of these defined benefit plans:

	Pension Benefits(1)		Other Retiree Benefits(2)
Years ended June 30	2013	2012	2013	2012
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year(3)	$13,573	$12,229	$6,006	$4,886
Service cost	300	267	190	142
Interest cost	560	611	260	276
Participants' contributions	20	22	66	68
Amendments	104	(44)	—	—
Actuarial loss/(gain)	473	1,911	(1,022)	957
Acquisitions/(divestitures)	51	(17)	—	—
Special termination benefits	39	—	18	27
Currency translation and other	(4)	(847)	5	(95)
Benefit payments	(602)	(559)	(234)	(255)
BENEFIT OBLIGATION AT END OF YEAR(3)	14,514	13,573	5,289	6,006

CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	7,974	7,962	2,713	2,975
Actual return on plan assets	796	459	954	(126)
Acquisitions/(divestitures)	59	—	—	—
Employer contributions	391	485	23	24
Participants' contributions	20	22	66	68
Currency translation and other	(77)	(395)	—	—
ESOP debt impacts(4)	—	—	31	27
Benefit payments	(602)	(559)	(234)	(255)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	8,561	7,974	3,553	2,713
FUNDED STATUS	(5,953)	(5,599)	(1,736)	(3,293)

(1)	Primarily non-U.S.-based defined benefit retirement plans.

(2)	Primarily U.S.-based other postretirement benefit plans.

(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.

(4)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.
The underfunding of pension benefits is primarily a function of the different funding incentives that exist outside of the U.S. In certain countries, there are no legal requirements or financial incentives provided to companies to pre-fund pension obligations prior to their due date. In these instances, benefit payments are typically paid directly from the Company's cash as they become due.

	Pension Benefits		Other Retiree Benefits
June 30	2013	2012	2013	2012
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$114	$128	$—	$—
Current liability	(40)	(43)	(23)	(23)
Noncurrent liability	(6,027)	(5,684)	(1,713)	(3,270)
NET AMOUNT RECOGNIZED	(5,953)	(5,599)	(1,736)	(3,293)

AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	$4,049	$4,010	$1,772	$3,565
Prior service cost /(credit)	353	261	(54)	(75)
NET AMOUNTS RECOGNIZED IN AOCI	4,402	4,271	1,718	3,490

The accumulated benefit obligation for all defined benefit pension plans was $12,652 and $11,763 as of June 30, 2013 and 2012, respectively. Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
June 30	2013	2012	2013	2012
Projected benefit obligation	$12,024	$11,623	$12,962	$12,310
Accumulated benefit obligation	10,406	10,009	11,149	10,533
Fair value of plan assets	6,086	6,013	6,895	6,583

Net Periodic Benefit Cost. Components of the net periodic benefit cost were as follows:

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2013	2012	2011	2013	2012	2011
AMOUNTS RECOGNIZED IN NET PERIODIC BENEFIT COST
Service cost	$300	$267	$270	$190	$142	$146
Interest cost	560	611	588	260	276	270
Expected return on plan assets	(587)	(573)	(492)	(382)	(434)	(431)
Prior service cost /(credit) amortization	18	21	18	(20)	(20)	(18)
Net actuarial loss amortization	213	102	154	199	99	96
Special termination benefits	39	—	—	18	27	3
Curtailments, settlements and other	4	6	—	—	—	—
GROSS BENEFIT COST	547	434	538	265	90	66
Dividends on ESOP preferred stock	—	—	—	(70)	(74)	(79)
NET PERIODIC BENEFIT COST/(CREDIT)	547	434	538	195	16	(13)

CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN AOCI
Net actuarial loss /(gain) - current year	264	2,009		(1,594)	1,516
Prior service cost/(credit) - current year	104	(44)		—	—
Amortization of net actuarial loss	(213)	(102)		(199)	(99)
Amortization of prior service (cost) / credit	(18)	(21)		20	20
Settlement / curtailment cost	(4)	(6)		—	—
Currency translation and other	(2)	(234)		1	(36)
TOTAL CHANGE IN AOCI	131	1,602		(1,772)	1,401
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	678	2,036		(1,577)	1,417

Amounts expected to be amortized from AOCI into net periodic benefit cost during the year ending June 30, 2014, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$210	$118
Prior service cost/(credit)	24	(20)

Assumptions. We determine our actuarial assumptions on an annual basis. These assumptions are weighted to reflect each country that may have an impact on the cost of providing retirement benefits. The weighted average assumptions for the defined benefit and other retiree benefit calculations, as well as assumed health care trend rates, were as follows:

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2013	2012	2013	2012
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS(1)
Discount rate	4.0%	4.2%	4.8%	4.3%
Rate of compensation increase	3.2%	3.3%	—%	—%
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST(2)
Discount rate	4.2%	5.3%	4.3%	5.7%
Expected return on plan assets	7.3%	7.4%	8.3%	9.2%
Rate of compensation increase	3.3%	3.5%	—%	—%
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	—%	—%	7.3%	8.0%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	—%	—%	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	—%	—%	2020	2019

(1)	Determined as of end of year.

(2)	Determined as of beginning of year and adjusted for acquisitions.
Several factors are considered in developing the estimate for the long-term expected rate of return on plan assets. For the defined benefit retirement plans, these factors include historical rates of return of broad equity and bond indices and projected long-term rates of return obtained from pension investment consultants. The expected long-term rates of return for plan assets are 8 - 9% for equities and 5 - 6% for bonds. For other retiree benefit plans, the expected long-term rate of return reflects the fact that the assets are comprised primarily of Company stock. The expected rate of return on Company stock is based on the long-term projected return of 8.5% and reflects the historical pattern of returns.
Assumed health care cost trend rates could have a significant effect on the amounts reported for the other retiree benefit plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on the total service and interest cost components	$91	$(70)
Effect on the accumulated postretirement benefit obligation	806	(643)
Plan Assets. Our investment objective for defined benefit retirement plan assets is to meet the plans' benefit obligations, while minimizing the potential for future required Company plan contributions. The investment strategies focus on asset class diversification, liquidity to meet benefit payments and an appropriate balance of long-term investment return and risk. Target ranges for asset allocations are determined by matching the actuarial projections of the plans' future liabilities and benefit payments with expected long-term rates of return on the assets, taking into account investment return volatility and correlations across asset classes. Plan assets are diversified across several investment managers and are generally invested in liquid funds that are selected to track broad market equity and bond indices. Investment risk is carefully controlled with plan assets rebalanced to target allocations on a periodic basis and with continual monitoring of investment managers' performance relative to the investment guidelines established with each investment manager.
Our target asset allocation for the year ended June 30, 2013, and actual asset allocation by asset category as of June 30, 2013 and 2012, were as follows:

	Target Asset Allocation		Actual Asset Allocation at June 30
			Pension Benefits		Other Retiree Benefits
Asset Category	Pension Benefits	Other Retiree Benefits	2013	2012	2013	2012
Cash	1%	2%	1%	1%	2%	1%
Debt securities	54%	8%	52%	52%	6%	9%
Equity securities	45%	90%	47%	47%	92%	90%
TOTAL	100%	100%	100%	100%	100%	100%

The following tables set forth the fair value of the Company's plan assets as of June 30, 2013 and 2012 segregated by level within the fair value hierarchy (refer to Note 5 for further discussion on the fair value hierarchy and fair value principles). Common collective funds are valued using the net asset value reported by the managers of the funds and as supported by the unit prices of actual purchase and sale transactions. Company stock listed as Level 2 in the hierarchy represents preferred shares which are valued based on the value of Company common stock. The majority of our Level 3 pension instruments are insurance contracts. Their fair values are based on their cash equivalent or models that project future cash flows and discount the future amounts to a present value using market-based observable inputs including credit risk and interest rate curves.

	Pension Benefits
	Level 1		Level 2		Level 3		Total
June 30	2013	2012	2013	2012	2013	2012	2013	2012
ASSETS AT FAIR VALUE
Cash and cash equivalents	$71	$60	$—	$—	$—	$—	$71	$60
Common collective fund - equity	—	—	3,993	3,727	—	—	3,993	3,727
Common collective fund - fixed income	—	—	4,361	4,112	—	—	4,361	4,112
Other	4	4	—	—	132	71	136	75
TOTAL ASSETS AT FAIR VALUE	75	64	8,354	7,839	132	71	8,561	7,974

	Other Retiree Benefits
	Level 1		Level 2		Level 3		Total
June 30	2013	2012	2013	2012	2013	2012	2013	2012
ASSETS AT FAIR VALUE
Cash and cash equivalents	$56	$16	$—	$—	$—	$—	$56	$16
Company stock	—	—	3,270	2,418	—	—	3,270	2,418
Common collective fund - equity	—	—	16	30	—	—	16	30
Common collective fund - fixed income	—	—	200	247	—	—	200	247
Other	—	—	—	—	11	2	11	2
TOTAL ASSETS AT FAIR VALUE	56	16	3,486	2,695	11	2	3,553	2,713
There was no significant activity within the Level 3 pension and other retiree benefits plan assets during the years presented.
Cash Flows. Management's best estimate of cash requirements and discretionary contributions for the defined benefit retirement plans and other retiree benefit plans for the year ending June 30, 2014, is approximately $1,463 and $31, respectively. For the defined benefit retirement plans, this is comprised of $90 in expected benefit payments from the Company directly to participants of unfunded plans and $1,373 of expected contributions to funded plans. This estimate includes a discretionary contribution made to a foreign pension plan for approximately $1.0 billion in July 2013. For other retiree benefit plans, this is comprised of expected contributions that will be used directly for benefit payments. Expected contributions are dependent on many variables, including the variability of the market value of the plan assets as compared to the benefit obligation and other market or regulatory conditions. In addition, we take into consideration our business investment opportunities and resulting cash requirements. Accordingly, actual funding may differ significantly from current estimates.
Total benefit payments expected to be paid to participants, which include payments funded from the Company's assets, as discussed above, as well as payments from the plans, are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2014	$553	$208
2015	545	224
2016	568	237
2017	596	251
2018	602	266
2019 - 2023	3,392	1,549

Employee Stock Ownership Plan
We maintain the ESOP to provide funding for certain employee benefits discussed in the preceding paragraphs.
The ESOP borrowed $1.0 billion in 1989 and the proceeds were used to purchase Series A ESOP Convertible Class A Preferred Stock to fund a portion of the U.S. DC plan. Principal and interest requirements of the borrowing were paid by the Trust from dividends on the preferred shares and from advances provided by the Company. The original borrowing of $1.0 billion has been repaid in full, and advances from the Company of $112 remain outstanding at June 30, 2013. Each share is convertible at the option of the holder into one share of the Company's common stock. The dividend for the current year was equal to the common stock dividend of $2.29 per share. The liquidation value is $6.82 per share.
In 1991, the ESOP borrowed an additional $1.0 billion. The proceeds were used to purchase Series B ESOP Convertible Class A Preferred Stock to fund a portion of retiree health care benefits. These shares, net of the ESOP's debt, are considered plan assets of the other retiree benefits plan discussed above. Debt service requirements are funded by preferred stock dividends, cash contributions and advances provided by the Company, of which $539 is outstanding at June 30, 2013. Each share is convertible at the option of the holder into one share of the Company's common stock. The dividend for the current year was equal to the common stock dividend of $2.29 per share. The liquidation value is $12.96 per share.
Our ESOP accounting practices are consistent with current ESOP accounting guidance, including the permissible continuation of certain provisions from prior accounting guidance. ESOP debt, which is guaranteed by the Company, is recorded as debt (see Note 4) with an offset to the reserve for ESOP debt retirement, which is presented within shareholders' equity. Advances to the ESOP by the Company are recorded as an increase in the reserve for ESOP debt retirement. Interest incurred on the ESOP debt is recorded as interest expense. Dividends on all preferred shares, net of related tax benefits, are charged to retained earnings.
The series A and B preferred shares of the ESOP are allocated to employees based on debt service requirements, net of advances made by the Company to the Trust. The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2013	2012	2011
Allocated	45,535	50,668	52,281
Unallocated	9,843	11,348	13,006
TOTAL SERIES A	55,378	62,016	65,287

Allocated	21,278	20,802	20,759
Unallocated	37,300	38,743	40,090
TOTAL SERIES B	58,578	59,545	60,849

For purposes of calculating diluted net earnings per common share, the preferred shares held by the ESOP are considered converted from inception.